CONVERTIBLE DEBENTURES (Schedule of Maturity of Convertible Debentures) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance	$ 745,000
Non-cash items
Balance	0	$ 745,000
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance	745,000	1,387,624
Cash items
Repayment of convertible debt	(745,000)	(750,000)
Non-cash items
Accreted interest		107,376
Extinguishment of debt		(745,000)
Issuance of debt		745,000
Balance	$ 0	$ 745,000